Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	$ 1,160	$ 1,360
Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	5	7
Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	10	2
Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	1,145	1,351
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	823	889
Canada | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Canada | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Canada | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	823	889
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	118	118
US | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	2
US | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	4	0
US | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	114	116
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	1
Peru | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Peru | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Peru | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	1
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	63	38
Mexico | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Mexico | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	3	0
Mexico | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	60	38
Barbados
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	45	32
Barbados | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	5	5
Barbados | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	2	2
Barbados | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	38	25
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	31	151
Argentina | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Argentina | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	1	0
Argentina | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	30	151
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	2	64
Chile | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Chile | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Chile | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	2	64
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	67	59
Brazil | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Brazil | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Brazil | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	67	59
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	11	8
Netherlands | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Netherlands | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	0	0
Netherlands | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax losses	$ 11	$ 8